PROVISIONS (Schedule of Provisions) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Provisions [abstract]
Product warranty provision	$ 50	$ 50
Other provisions	0	366
Provisions	$ 50	$ 416